Leases - Amounts recognized in profit or loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Additions to lease liabilities	€ 661	€ 324	€ 765
Depreciation	5,913	5,569	5,342
Income from sub-leasing right-of-use assets		(33)	(21)
Expenses relating to short-term leases	682	547	360
Expenses relating to low-value assets		8	19
Rent concessions	(38)	(59)	(408)
Total amount recognized in profit or loss	€ 7,218	€ 6,356	€ 6,057